Segment Information - Reconciliation of Revenue from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 1,309	[1],[2]	$ 928		$ 1,155		$ 1,179	[1],[2]	$ 831		$ 966		$ 1,052		$ 1,253		$ 819		$ 2,184	[1],[2]	$ 2,010	[1],[2]	$ 4,093	[3],[4]	$ 4,090	[3],[4]	$ 3,932	[3],[4]
Real Estate Franchise Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	170	[1],[2]	128		151		160	[1],[2]	118		127		138		173		122		299	[1],[2]	278	[1],[2]	557	[3],[4]	560	[3],[4]	538	[3],[4]
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	994	[1],[2]	658		841		884	[1],[2]	587		697		762		956		601		1,611	[1],[2]	1,471	[1],[2]	2,970	[3],[4]	3,016	[3],[4]	2,959	[3],[4]
Company Owned Real Estate Brokerage Services [Member] | Royalties and Marketing Fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intercompany revenues	70						65												117		109		216		216		213
Company Owned Real Estate Brokerage Services [Member] | Referral and Relocation Fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intercompany revenues	11						11												18		18		37		37		34
Relocation Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	109	[1],[2]	100		126		110	[1],[2]	87		101		122		106		76		197	[1],[2]	197	[1],[2]	423	[3],[4]	405	[3],[4]	320	[3],[4]
Title and Settlement Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	106	[1],[2]	91		95		90	[1],[2]	83		90		84		86		65		194	[1],[2]	173	[1],[2]	359	[3],[4]	325	[3],[4]	328	[3],[4]
Corporate and Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (70)	[1],[2],[5]	$ (49)	[6]	$ (58)	[6]	$ (65)	[1],[2],[5],[6]	$ (44)	[6]	$ (49)	[6]	$ (54)	[6]	$ (68)	[6]	$ (45)	[6]	$ (117)	[1],[2],[5]	$ (109)	[1],[2],[5]	$ (216)	[3],[4],[7]	$ (216)	[3],[4],[7]	$ (213)	[3],[4],[7]

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	(c)Includes the elimination of transactions between segments.
[6]	Represents the elimination of transactions primarily between the Real Estate Franchise Services segment and the Company Owned Real Estate Brokerage Services segment.
[7]	Includes the elimination of transactions between segments.